Annual Report December 31, 1999
================================================================================


LifeSpan Diversified
Income Portfolio
A Series of Panorama Series Fund, Inc.



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                                                         The Right Way to Invest

--------------------------------------------------------------------------------
Statement of Investments  December 31, 1999
--------------------------------------------------------------------------------

                                                                                          Principal    Market Value
                                                                                          Amount       Note 1
===================================================================================================================
Asset-Backed Securities--1.5%
-------------------------------------------------------------------------------------------------------------------
Arcadia Automobile Receivables Trust, Automobile Receivables-Backed
Nts., Series 1998-B, Cl. A3, 5.95%, 11/15/02                                              $  250,000     $  248,437
-------------------------------------------------------------------------------------------------------------------
Dayton Hudson Credit Card Master Trust, Asset-Backed
Certificates, Series 1997-1, Cl. A, 6.25%, 8/25/05                                           125,000        121,796
-------------------------------------------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts., Series
1997-2, Cl. A, 6.752%, 6/25/07(1)                                                            120,855        118,429
-------------------------------------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust, Automobile Receivables-Backed
Nts., Series 1997-A, Cl. A5, 6.80%, 2/15/05                                                  200,000        198,938
                                                                                                         ----------
Total Asset-Backed Securities (Cost $696,690)                                                               687,600
===================================================================================================================
Mortgage-Backed Obligations--4.2%
-------------------------------------------------------------------------------------------------------------------
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1994-10, Cl. A3, 6%, 5/25/09                                                          250,000        243,750
-------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Multiclass Mtg. Participation Certificates:
6%, 3/1/09                                                                                   140,128        135,046
Series 1843, Cl. VB, 7%, 4/15/03                                                              95,000         95,000
Series 1849, Cl. VA, 6%, 12/15/10                                                            140,492        138,867
-------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 1542, Cl. QC, 10.90%-28.962%, 10/15/20(2)                                             882,452         85,210
Series 1583, Cl. IC, 11.375%, 1/15/20(2)                                                     293,501         24,672
Series 1661, Cl. PK, 19.793%-20.665%, 11/15/06(2)                                            366,274         10,988
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                                                                                   90,667         88,977
6.50%, 4/1/26                                                                                138,138        131,016
7%, 4/1/00                                                                                     8,912          8,901
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd.
Real Estate Mtg. Investment Conduit Pass-Through Certificates, Trust 1993-190,
Cl. Z, 5.85%, 7/25/08                                                                         72,609         72,019
-------------------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 1994-7, Cl. A18, 6%, 2/25/09                       174,024        153,413
-------------------------------------------------------------------------------------------------------------------
IMC Home Equity Trust, Asset-Backed Home Equity Securities,
Series 1998-3, Cl. A5, 6.36%, 8/20/22(3)                                                     425,000        414,309
-------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through Certificates,
Series 1999-QS12, Cl. M1, 7%, 9/25/14                                                        346,782        329,119
                                                                                                         ----------
Total Mortgage-Backed Obligations (Cost $1,972,327)                                                       1,931,287
===================================================================================================================
U.S. Government Obligations--30.2%
-------------------------------------------------------------------------------------------------------------------
Agency--6.8%
-------------------------------------------------------------------------------------------------------------------
Government Agency-Sponsored--6.8%
Federal Farm Credit Bank, Medium-Term Nts., 5.24%, 10/1/08                                   225,000        198,083
-------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.57%, 8/17/00                                                       650,000        646,952
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.125%, 2/13/04                                           2,450,000      2,303,392
                                                                                                         ----------
                                                                                                          3,148,427


2                    LifeSpan Diversified Income Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                          Principal     Market Value
                                                                                          Amount        Note 1
-------------------------------------------------------------------------------------------------------------------
Treasury--23.4%
U.S. Treasury Bonds:
6%, 2/15/26                                                                               $1,025,000    $   937,875
7.50%, 11/15/16                                                                            1,465,000      1,567,550
STRIPS, 5.75%, 11/15/18(4)                                                                 2,300,000        640,796
-------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.625%, 2/15/06                                                                              550,000        526,453
5.625%, 5/15/08                                                                              625,000        588,086
5.75%, 8/15/03                                                                             1,750,000      1,713,906
6.125%, 8/15/07                                                                              450,000        438,750
6.50%, 8/15/05                                                                             1,375,000      1,375,430
7.50%, 11/15/01                                                                            2,925,000      2,989,900
                                                                                                        -----------
                                                                                                         10,778,746
                                                                                                        -----------
Total U.S. Government Obligations (Cost $14,707,406)                                                     13,927,173
===================================================================================================================
Corporate Bonds and Notes--29.0%
-------------------------------------------------------------------------------------------------------------------
Chemicals--0.8%
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., Series B, 9/15/07                              50,000         13,750
-------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc., 9% Debs., 5/1/21                                                        75,000         84,002
-------------------------------------------------------------------------------------------------------------------
Rexene Corp., 11.75% Sr. Nts., 12/1/04                                                        75,000         78,750
-------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co., 7.85% Unsec. Debs., 7/15/29                                                 150,000        151,186
-------------------------------------------------------------------------------------------------------------------
Texas Petrochemical Corp., 11.125% Sr. Sub. Nts., Series B, 7/1/06                            50,000         44,250
                                                                                                        -----------
                                                                                                            371,938
-------------------------------------------------------------------------------------------------------------------
Consumer Durables--0.3%
Black & Decker Corp., 6.625% Nts., 11/15/00                                                  155,000        154,624
-------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--0.3%
Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                                    75,000         73,703
-------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625% Sr. Unsec. Sub. Nts., 2/1/08                           50,000         25,250
-------------------------------------------------------------------------------------------------------------------
William Carter Co., 10.375% Sr. Sub. Nts., Series A, 12/1/06                                  50,000         45,250
                                                                                                        -----------
                                                                                                            144,203
-------------------------------------------------------------------------------------------------------------------
Energy--1.5%
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd.,
11.50% Sr. Unsec. Nts., 11/1/04                                                               35,000         32,025
-------------------------------------------------------------------------------------------------------------------
Coastal Corp., 8.125% Sr. Nts., 9/15/02                                                       95,000         97,248
-------------------------------------------------------------------------------------------------------------------
Crown Central Petroleum Corp., 10.875% Sr. Nts., 2/1/05                                       50,000         38,000
-------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                                 50,000         49,500
-------------------------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd., 8.25% Sr. Nts., 3/15/17                                          125,000        109,124
-------------------------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                                        75,000         70,824
-------------------------------------------------------------------------------------------------------------------
Norcen Energy Resources Ltd., 6.80% Debs., 7/2/02                                            100,000         97,227
-------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                               75,000         73,316
-------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                             50,000         23,250
-------------------------------------------------------------------------------------------------------------------
Southwest Royalties, Inc., 10.50% Sr. Nts., Series B, 10/15/04                                50,000         28,250
-------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec. Debs., 2/1/06                           75,000         69,761
                                                                                                        -----------
                                                                                                            688,525


                     LifeSpan Diversified Income Portfolio                     3

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                            Principal    Market Value
                                                                                            Amount       Note 1
-------------------------------------------------------------------------------------------------------------------
Financial--5.6%
Aetna Industries, Inc., 11.875% Sr. Nts., 10/1/06                                           $ 50,000     $   48,812
-------------------------------------------------------------------------------------------------------------------
American General Institutional Capital B, 8.125%
Bonds, Series B, 3/15/46(5)                                                                   75,000         75,103
-------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., 7.25% Nts., 12/1/03                                              90,000         88,090
-------------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty Partner, Inc., 7.75% Unsec. Nts., 1/26/01                                 310,000        310,646
-------------------------------------------------------------------------------------------------------------------
Conseco Financing Trust III, 8.796% Bonds, 4/1/27                                            150,000        136,224
-------------------------------------------------------------------------------------------------------------------
Conseco, Inc., 6.40% Nts., 6/15/01                                                           250,000        243,887
-------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.05% Medium-Term Nts., Series D, 3/1/01                       250,000        247,420
-------------------------------------------------------------------------------------------------------------------
First Industrial LP, 7.15% Bonds, 5/15/27                                                    125,000        122,632
-------------------------------------------------------------------------------------------------------------------
Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                                     145,000        150,528
-------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.77% Nts., Series A, 8/27/01                                225,000        221,783
-------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625% Nts., 2/15/01                                        250,000        246,576
-------------------------------------------------------------------------------------------------------------------
GS Escrow Corp., 6.75% Sr. Unsec. Nts., 8/1/01                                               225,000        216,942
-------------------------------------------------------------------------------------------------------------------
Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                                            125,000        125,026
-------------------------------------------------------------------------------------------------------------------
Olympic Financial Ltd., Units (each unit consists of $1,000 principal amount of 11.50% sr. nts., 3/15/07 and one warrant to purchase 6.84
shares of common stock)(1)(6)                                                                 50,000         52,000
-------------------------------------------------------------------------------------------------------------------
Simon DeBartolo Group LP, 6.625% Unsec. Nts., 6/15/03                                        250,000        238,695
-------------------------------------------------------------------------------------------------------------------
Sovereign Bankcorp, 10.50% Sr. Unsec. Nts., 11/15/06                                          50,000         51,250
                                                                                                         ----------
                                                                                                          2,575,614
-------------------------------------------------------------------------------------------------------------------
Food & Drug--0.5%
Jitney-Jungle Stores of America, Inc., 10.375% Sr. Sub. Nts., 9/15/07(1)(7)                   50,000            500
-------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc., 9.625% Sr. Sub. Nts., 5/1/03                                           50,000         37,750
-------------------------------------------------------------------------------------------------------------------
Stater Brothers Holdings, Inc., 10.75% Sr. Nts., 8/15/06                                      50,000         50,875
-------------------------------------------------------------------------------------------------------------------
Tricon Global Restaurants, Inc., 7.45% Sr. Unsec. Nts., 5/15/05                              150,000        144,379
                                                                                                         ----------
                                                                                                            233,504
-------------------------------------------------------------------------------------------------------------------
Food/Tobacco--1.1%
AmeriServe Food Distribution, Inc., 8.875% Sr. Nts., 10/15/06                                 50,000         27,750
-------------------------------------------------------------------------------------------------------------------
Dole Food Co., 6.75% Nts., 7/15/00                                                           150,000        149,123
-------------------------------------------------------------------------------------------------------------------
Eagle Family Foods, Inc., 8.75% Sr. Sub. Nts., 1/15/08                                        50,000         38,750
-------------------------------------------------------------------------------------------------------------------
Grand Metro Inventory Corp., 7.125% Nts., 9/15/04                                            225,000        224,120
-------------------------------------------------------------------------------------------------------------------
Premier International Foods plc, 12% Sr. Nts., 9/1/09(5)                                      50,000         49,250
                                                                                                         ----------
                                                                                                            488,993
-------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--0.4%
Ainsworth Lumber, Inc., 12.50% Sr. Nts., 7/15/07(8)                                           50,000         55,000
-------------------------------------------------------------------------------------------------------------------
Portola Packaging, Inc., 10.75% Sr. Nts., 10/1/05                                             75,000         75,375
-------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 9.875% Sr. Nts., 2/1/01                                                75,000         75,562
                                                                                                         ----------
                                                                                                            205,937
-------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--2.7%
American Skiing Corp., 12% Sr. Sub. Nts., Series B, 7/15/06                                   50,000         45,875
-------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.50% Sr. Sub. Nts., Series B, 8/1/04                               50,000         51,000
-------------------------------------------------------------------------------------------------------------------
Bally Total Fitness Holding Corp., 9.875% Sr. Unsec. Sub. Nts.,
Series D, 10/15/07                                                                            50,000         48,750


4                    LifeSpan Diversified Income Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                            Principal    Market Value
                                                                                            Amount       Note 1
-------------------------------------------------------------------------------------------------------------------
Gaming/Leisure (continued)
Booth Creek Ski Holdings, Inc., 12.50% Gtd. Sr. Exchangeable Nts., 3/15/07                  $ 50,000     $   36,375
-------------------------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp., 13% First Mtg. Nts., Series B, 8/15/03                       75,000         85,031
-------------------------------------------------------------------------------------------------------------------
Colorado Gaming & Entertainment Co., 12% Sr. Sec. Nts., 6/1/03                                50,000         35,250
-------------------------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                                50,000         48,750
-------------------------------------------------------------------------------------------------------------------
Hard Rock Hotel, Inc., 9.25% Sr. Sub. Nts., 4/1/05                                            50,000         35,750
-------------------------------------------------------------------------------------------------------------------
Harveys Casino Resorts, 10.625% Sr. Unsec. Sub. Nts., 6/1/06                                  50,000         51,875
-------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series A, 8/1/05                                       50,000         46,500
-------------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                           50,000         49,812
-------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                           50,000         50,000
-------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                      50,000         49,250
-------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 8.75% Sr. Unsec. Nts., 4/15/09                                   50,000         46,250
-------------------------------------------------------------------------------------------------------------------
Lady Luck Gaming Corp., 11.875% First Mtg. Nts., 3/1/01                                       50,000         50,625
-------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.125% Sr. Nts., 1/1/06                                      75,000         73,125
-------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Unsec. Sub. Nts., 12/15/05                                                         50,000         48,125
8.50% Sr. Nts., 11/15/06                                                                     150,000        148,076
-------------------------------------------------------------------------------------------------------------------
Players International, Inc., 10.875% Sr. Nts., 4/15/05(1)                                     50,000         52,750
-------------------------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 9.75% Sr. Sub. Nts., 4/1/07                                          75,000         74,625
-------------------------------------------------------------------------------------------------------------------
Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00                                      50,000         48,750
-------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07                                           50,000         50,500
                                                                                                         ----------
                                                                                                          1,227,044
-------------------------------------------------------------------------------------------------------------------
Healthcare--0.7%
Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                                          145,000        141,186
-------------------------------------------------------------------------------------------------------------------
Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06                                       50,000         49,000
-------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc., 8.75% Sr. Nts., 11/15/08(5)                                        50,000         48,000
-------------------------------------------------------------------------------------------------------------------
Paracelsus Healthcare Corp., 10% Sr. Unsec. Sub. Nts., 8/15/06                                50,000         27,750
-------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 8.875% Sr. Nts., 7/15/04                                              50,000         50,375
                                                                                                         ----------
                                                                                                            316,311
-------------------------------------------------------------------------------------------------------------------
Information Technology--0.1%
Fisher Scientific International, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/08                        50,000         48,187
-------------------------------------------------------------------------------------------------------------------
Manufacturing--0.9%
Jackson Products, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/15/05                                   50,000         46,250
-------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Nts., Series B, 8/1/07(1)                                50,000         50,250
-------------------------------------------------------------------------------------------------------------------
Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07                                  50,000         41,312
-------------------------------------------------------------------------------------------------------------------
U.S. Industries, Inc./USIAmerican Holdings, Inc./
USI Global Corp., 7.125% Sr. Unsec. Nts., 10/15/03                                           275,000        267,777
                                                                                                         ----------
                                                                                                            405,589
-------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--0.5%
Allbritton Communications Co., 8.875% Sr. Sub. Nts., Series B, 2/1/08                         50,000         48,250
-------------------------------------------------------------------------------------------------------------------
Interepublic National Radio Sales Corp., 10% Sr. Unsec. Sub. Nts., Series B, 7/1/08           75,000         72,188
-------------------------------------------------------------------------------------------------------------------
RCN Corp., 0%/11.125% Sr. Unsec. Nts., 10/15/07(9)                                            50,000         35,375
-------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                                    75,000         74,625
                                                                                                         ----------
                                                                                                            230,438


                     LifeSpan Diversified Income Portfolio                     5

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                            Principal      Market Value
                                                                                            Amount         Note 1
-------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--1.4%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09                                                              $ 50,000       $ 45,125
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                                     50,000         52,125
-------------------------------------------------------------------------------------------------------------------
Century Communications Corp., Zero Coupon Sr. Disc. Nts., Series B, 8.50%, 1/15/08(4)         50,000         22,188
-------------------------------------------------------------------------------------------------------------------
Charter Communication Holdings LLC/Charter Communication
Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(9)                                                     50,000         29,563
8.625% Sr. Unsec. Nts., 4/1/09                                                                50,000         46,438
-------------------------------------------------------------------------------------------------------------------
Classic Cable, Inc., 9.375% Sr. Sub. Nts., Series B, 8/1/09                                   50,000         49,375
-------------------------------------------------------------------------------------------------------------------
Comcast Corp., 9.125% Sr. Sub. Debs., 10/15/06                                                75,000         78,281
-------------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08(9)                           100,000         39,500
-------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                            50,000         50,500
-------------------------------------------------------------------------------------------------------------------
Falcon Holding Group LP, 0%/9.285% Sr. Disc. Debs., Series B, 4/15/10(9)                     150,000        113,063
-------------------------------------------------------------------------------------------------------------------
James Cable Partners LP, 10.75% Sr. Nts., Series B, 8/15/04                                   50,000         50,875
-------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(9)          100,000         64,500
                                                                                                           --------
                                                                                                            641,533
-------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--0.4%
Hollinger International Publishing, Inc., 9.25% Gtd. Sr. Sub. Nts., 3/15/07                   50,000         49,750
-------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07(1)                                       50,000         49,250
-------------------------------------------------------------------------------------------------------------------
MDC Communications Corp., 10.50% Sr. Sub. Nts., 12/1/06(1)                                    50,000         49,625
-------------------------------------------------------------------------------------------------------------------
TV Guide, Inc., 8.125% Sr. Unsec. Sub. Nts., 3/1/09                                           50,000         50,125
                                                                                                           --------
                                                                                                            198,750
-------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--4.0%
Advanstar Communications, Inc., 9.25% Sr. Sub. Nts., 5/1/08                                  100,000         94,625
-------------------------------------------------------------------------------------------------------------------
AT&T Capital Corp., 6.25% Medium-Term Nts., Series F, 5/15/01                                225,000        222,712
-------------------------------------------------------------------------------------------------------------------
CapRock Communications Corp., 11.50% Sr. Unsec. Nts., 5/1/09                                  50,000         51,313
-------------------------------------------------------------------------------------------------------------------
Coaxial Communications, Inc., 10% Sr. Unsec. Nts., 8/15/06                                    50,000         49,250
-------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07(9)                         75,000         71,813
-------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/10.75% Sr. Disc. Nts., 2/15/07(9)                        50,000         41,250
-------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 0%/13% Sr. Disc. Nts., 11/1/05(9)                               50,000         26,813
-------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.25% Sr. Nts., 7/1/08                                          50,000         51,875
-------------------------------------------------------------------------------------------------------------------
Galaxy Telecom LP, 12.375% Sr. Sub. Nts., 10/1/05                                             75,000         79,875
-------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 9.125% Sr. Nts., 11/15/06(5)                                   50,000         49,688
-------------------------------------------------------------------------------------------------------------------
Globix Corp., 13% Sr. Unsec. Nts., 5/1/05                                                     50,000         50,750
-------------------------------------------------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05(9)                                    50,000         37,250
-------------------------------------------------------------------------------------------------------------------
Hermes Europe Railtel BV, 10.375% Sr. Unsec. Nts., 1/15/09                                    50,000         49,625
-------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/11.625% Sr. Disc. Nts., 3/15/07(9)                                     75,000         49,125
-------------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon Nts., Series B, 2/1/06(9)        100,000         91,000
-------------------------------------------------------------------------------------------------------------------
IXC Communications, Inc., 9% Sr. Sub. Nts., 4/15/08(1)                                        50,000         50,750
-------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08                                  50,000         47,375
-------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts., Series B, 11/15/08                       50,000         51,375
-------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 11.50% Sr. Unsec. Nts., 11/1/08                                                 50,000         52,500
-------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/9.47% Sr. Disc. Nts., 10/15/07(9)                50,000         40,750
-------------------------------------------------------------------------------------------------------------------
RSL Communications plc, 9.125% Sr. Unsec. Nts., 3/1/08                                        50,000         44,000


6                    LifeSpan Diversified Income Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                            Principal    Market Value
                                                                                            Amount       Note 1
-------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications (continued)
Telewest Communications plc:
0%/11% Sr. Disc. Debs., 10/1/07(9)                                                          $ 50,000     $   46,875
9.625% Sr. Debs., 10/1/06                                                                     50,000         50,750
-------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                                      50,000         48,500
-------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08                                              50,000         51,750
-------------------------------------------------------------------------------------------------------------------
US West Capital Funding, Inc., 6.125% Nts., 7/15/02                                          225,000        219,446
-------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 0%/14% Sr. Disc. Nts., 10/15/05(9)                              50,000         48,750
-------------------------------------------------------------------------------------------------------------------
Worldwide Fiber, Inc., 12% Sr. Nts., 8/1/09(5)                                                50,000         51,750
                                                                                                         ----------
                                                                                                          1,821,535
-------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--0.7%
Clearnet Communications, Inc., 0%/14.75% Sr. Disc. Nts., 12/15/05(9)                          50,000         49,313
-------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., 0%/14% Sr. Disc. Nts., Series B, 6/1/06(9)                50,000         44,375
-------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.75% Sr. Disc. Nts., 8/15/04                                    50,000         51,750
-------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                 50,000         51,375
-------------------------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11% Sr. Nts., 8/15/06                       50,000         55,282
-------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07                                          50,000         52,750
                                                                                                         ----------
                                                                                                            304,845
-------------------------------------------------------------------------------------------------------------------
Metals/Minerals--0.5%
Alcan Aluminum Ltd., 9.625% Debs., 7/15/19(1)                                                 35,000         35,350
-------------------------------------------------------------------------------------------------------------------
Algoma Steel, Inc., 12.375% First Mtg. Nts., 7/15/05                                          50,000         47,250
-------------------------------------------------------------------------------------------------------------------
Gulf States Steel, Inc. (Alabama), 13.50% First Mtg. Nts., Series B, 4/15/03(7)(10)           50,000          5,250
-------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08                          50,000         42,250
-------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                               75,000         77,625
-------------------------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10% Sr. Nts., Series B, 12/1/04                                              25,000         25,500
                                                                                                         ----------
                                                                                                            233,225
-------------------------------------------------------------------------------------------------------------------
Retail--0.9%
Federated Department Stores, Inc., 6.125% Cv. Sub. Nts., 9/1/01(3)                           225,000        220,494
-------------------------------------------------------------------------------------------------------------------
K Mart Corp., 7.75% Debs., 10/1/12                                                            50,000         44,489
-------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                            50,000         48,750
-------------------------------------------------------------------------------------------------------------------
Price/Costco Cos., Inc., 7.125% Sr. Nts., 6/15/05                                            100,000         99,141
                                                                                                         ----------
                                                                                                            412,874
-------------------------------------------------------------------------------------------------------------------
Service--3.0%
Advance Holding Corp., 0%/12.875% Sr. Disc. Nts., 4/15/09(9)                                 100,000         53,000
-------------------------------------------------------------------------------------------------------------------
Advance Stores Co., Inc., 10.25% Sr. Unsec. Sub. Nts., Series B, 4/15/08                      50,000         43,750
-------------------------------------------------------------------------------------------------------------------
Applied Extrusion Technologies, Inc., 11.50% Sr. Nts., Series B, 4/1/02                       50,000         51,500
-------------------------------------------------------------------------------------------------------------------
Carrier1 International SA, 13.25% Sr. Nts., Series B, 2/15/09                                 50,000         50,250
-------------------------------------------------------------------------------------------------------------------
Coinstar, Inc., 13% Sr. Disc. Nts., 10/1/06                                                   50,000         50,313
-------------------------------------------------------------------------------------------------------------------
Employee Solutions, Inc., 10% Sr. Unsec. Nts., Series B, 10/15/04                             50,000         30,250
-------------------------------------------------------------------------------------------------------------------
Grove Holdings LLC/Grove Holdings Capital, Inc., 0%/11.625% Sr. Unsec.
Disc. Debs., 5/1/09(9)                                                                       100,000         10,000
-------------------------------------------------------------------------------------------------------------------
Jordan Telecommunication Products, Inc., 9.875% Sr. Nts., Series B, 8/1/07(1)                 50,000         54,250
-------------------------------------------------------------------------------------------------------------------
KSL Recreation Group, Inc., 10.25% Sr. Sub. Nts., 5/1/07(1)                                   50,000         49,250
-------------------------------------------------------------------------------------------------------------------
Logix Communications Enterprises, Inc., 12.25% Sr. Unsec. Nts., 6/15/08(1)                    50,000         36,250
-------------------------------------------------------------------------------------------------------------------
Maxim Group, Inc. (The), 9.25% Sr. Sub. Nts., Series B, 10/15/07(1)                           50,000         40,125


                     LifeSpan Diversified Income Portfolio                     7

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                            Principal    Market Value
                                                                                            Amount       Note 1
-------------------------------------------------------------------------------------------------------------------
Service (continued)
Mrs. Fields Holding Co., Units (each unit consists of $1,000 principal amount of 0%/14% sr. sec. discount nts., 12/1/05 and warrants to purchase shares
of common stock)(1)(6)(9)                                                                   $100,000    $    56,500
-------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 8.375% Sr. Unsec. Sub. Nts., Series B, 7/1/08                             75,000         72,375
-------------------------------------------------------------------------------------------------------------------
Production Resource Group, LLC/PRG Finance Corp., 11.50% Sr.
Unsec. Sub. Nts., 1/15/08                                                                     50,000         44,750
-------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09                                            50,000         48,625
-------------------------------------------------------------------------------------------------------------------
Scotia Pacific Co. LLC, 6.55% Timber Collaterized Nts., Series B, Cl. A-1, 1/20/07           213,539        201,312
-------------------------------------------------------------------------------------------------------------------
Simonds Industries, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/08                                 75,000         60,375
-------------------------------------------------------------------------------------------------------------------
Sun Co., Inc., 7.95% Debs., 12/15/01                                                          75,000         75,729
-------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 0%/12.50% Sr. Disc. Debs., 6/1/08(9)                              100,000         46,250
-------------------------------------------------------------------------------------------------------------------
Tyco International Group SA, 6.125% Unsec. Nts., 6/15/01                                     250,000        245,780
-------------------------------------------------------------------------------------------------------------------
USI American Holdings, Inc., 7.25% Sr. Nts., Series B, 12/1/06                                70,000         66,092
                                                                                                        -----------
                                                                                                          1,386,726
-------------------------------------------------------------------------------------------------------------------
Transportation--1.3%
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07                           50,000         19,625
-------------------------------------------------------------------------------------------------------------------
Canadian Airlines Corp., 12.25%, Sr. Nts., 8/1/06                                             50,000         27,250
-------------------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 10% Sr. Sub. Nts., Series B, 1/15/07                   50,000         49,250
-------------------------------------------------------------------------------------------------------------------
CSX Corp., 7.05% Debs., 5/1/02                                                                85,000         84,607
-------------------------------------------------------------------------------------------------------------------
Federal-Mogul Corp., 7.50% Nts., 7/1/04                                                      150,000        142,143
-------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp., 7.35% Nts., 5/15/07                                                   75,000         73,428
-------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07(1)                   50,000         47,250
-------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.375% Unsec. Nts., 3/1/06                                       50,000         20,500
-------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7% Nts., 6/15/00                                                        145,000        145,467
                                                                                                        -----------
                                                                                                            609,520
-------------------------------------------------------------------------------------------------------------------
Utility--1.4%
AES Corp. (The), 8.50% Sr. Sub. Nts., 11/1/07                                                 50,000         47,000
-------------------------------------------------------------------------------------------------------------------
Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                                    240,000        237,636
-------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                              100,000         94,524
-------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 6.20% Nts., 8/1/02                                                275,000        268,327
                                                                                                        -----------
                                                                                                            647,487
                                                                                                        -----------
Total Corporate Bonds and Notes (Cost $14,223,794)                                                       13,347,402

                                                                                            Shares
===================================================================================================================
Preferred Stocks--0.1%
-------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 10% Cum., Series D, Non-Vtg.(1) (Cost $50,000)                                   500         48,625
===================================================================================================================
Common Stocks--19.0%
-------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--1.0%
General Dynamics Corp.                                                                         6,500        342,875
-------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                         1,800         97,312
                                                                                                        -----------
                                                                                                            440,187


8                    LifeSpan Diversified Income Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                         Market Value
                                                                                              Shares     Note 1
-------------------------------------------------------------------------------------------------------------------
Chemicals--0.5%
Dexter Corp.                                                                                   3,900     $  155,025
-------------------------------------------------------------------------------------------------------------------
Ethyl Corp.                                                                                   12,200         48,037
-------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.                                                                               2,834         46,407
                                                                                                         ----------
                                                                                                            249,469
-------------------------------------------------------------------------------------------------------------------
Consumer Durables--0.3%
Stanley Works (The)                                                                            4,900        147,612
-------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--0.3%
Kimberly-Clark Corp.                                                                           2,200        143,550
-------------------------------------------------------------------------------------------------------------------
Energy--3.2%
Abraxas Petroleum Corp.(10)                                                                    2,980          2,794
-------------------------------------------------------------------------------------------------------------------
Atlantic Richfield Co.                                                                         2,500        216,250
-------------------------------------------------------------------------------------------------------------------
BP Amoco plc, ADR                                                                              4,440        263,347
-------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                  2,500        216,562
-------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                              5,884        474,030
-------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                               2,300        131,962
-------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                     4,700        101,637
-------------------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                                   1,000         54,312
                                                                                                         ----------
                                                                                                          1,460,894
-------------------------------------------------------------------------------------------------------------------
Financial--4.6%
Aegon NV                                                                                       2,082        198,831
-------------------------------------------------------------------------------------------------------------------
American General Corp.                                                                         2,000        151,750
-------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                          4,800        131,400
-------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                                                          1,600        124,300
-------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                    1,100         61,944
-------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                3,000        166,687
-------------------------------------------------------------------------------------------------------------------
Cornerstone Properties, Inc.                                                                   8,400        122,850
-------------------------------------------------------------------------------------------------------------------
First Union Corp.                                                                              1,000         32,812
-------------------------------------------------------------------------------------------------------------------
Greenpoint Financial Corp.                                                                       600         14,287
-------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                                                                  4,684         73,187
-------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust                                                                          6,400         57,600
-------------------------------------------------------------------------------------------------------------------
HSB Group, Inc.                                                                                3,750        126,797
-------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                                          1,500        102,375
-------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                         4,200        168,000
-------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                      200         19,138
-------------------------------------------------------------------------------------------------------------------
Meditrust Corp., Paired Stock                                                                  3,724         20,482
-------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp., Cl. B                                                         2,817         64,087
-------------------------------------------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                                                             700         12,950
-------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust                                                                  640          7,960
-------------------------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                                            1,100         37,056
-------------------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                                              3,200        126,200
-------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                   700         47,600
-------------------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                                                3,100        125,356
-------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                         2,600        134,875
                                                                                                         ----------
                                                                                                          2,128,524


                     LifeSpan Diversified Income Portfolio                     9

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                           Market Value
                                                                                              Shares       Note 1
-------------------------------------------------------------------------------------------------------------------
Food & Drug--0.2%
Piccadilly Cafeterias, Inc.                                                                    7,000       $ 28,000
-------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                                3,200         64,000
                                                                                                           --------
                                                                                                             92,000
-------------------------------------------------------------------------------------------------------------------
Food/Tobacco--0.5%
Anheuser-Busch Cos., Inc.                                                                        600         42,525
-------------------------------------------------------------------------------------------------------------------
Flowers Industries, Inc.                                                                       1,400         22,313
-------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                               1,400         55,738
-------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                 2,200         48,538
-------------------------------------------------------------------------------------------------------------------
UST, Inc.                                                                                      2,100         52,894
                                                                                                           --------
                                                                                                            222,008
-------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--0.4%
Georgia Pacific Group/Timber Group                                                             1,000         24,625
-------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                               2,200        157,988
                                                                                                           --------
                                                                                                            182,613
-------------------------------------------------------------------------------------------------------------------
Manufacturing--0.6%
Minnesota Mining & Manufacturing Co.                                                           1,500        146,813
-------------------------------------------------------------------------------------------------------------------
New England Business Service, Inc.                                                             4,700        114,856
-------------------------------------------------------------------------------------------------------------------
ROHN Industries, Inc.(10)                                                                     12,000         34,500
                                                                                                           --------
                                                                                                            296,169
-------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--0.2%
Deluxe Corp.                                                                                   3,400         93,288
-------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--0.9%
ALLTELL Corp.                                                                                  4,000        330,750
-------------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                                     1,300         65,975
-------------------------------------------------------------------------------------------------------------------
Globix Corp., Restricted(10)                                                                     176          8,844
-------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. B(10)                                                    429         14,103
                                                                                                           --------
                                                                                                            419,672
-------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--0.4%
Price Communications Corp.                                                                     6,180        171,881
-------------------------------------------------------------------------------------------------------------------
Metals/Minerals--0.2%
Carpenter Technology Corp.                                                                     3,100         85,056
-------------------------------------------------------------------------------------------------------------------
Retail--0.6%
Brown Shoe Co., Inc.                                                                           6,400         90,400
-------------------------------------------------------------------------------------------------------------------
Genuine Parts Co.                                                                              1,500         37,219
-------------------------------------------------------------------------------------------------------------------
May Department Stores Co.                                                                        700         22,575
-------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                           5,800        121,800
                                                                                                           --------
                                                                                                            271,994
-------------------------------------------------------------------------------------------------------------------
Transportation--0.6%
GATXCorp.                                                                                      8,200        276,750


10                   LifeSpan Diversified Income Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                         Market Value
                                                                                              Shares     Note 1
-------------------------------------------------------------------------------------------------------------------
Utilities--4.5%
BellSouth Corp.                                                                                2,600     $  121,713
-------------------------------------------------------------------------------------------------------------------
Carolina Power & Light Co.                                                                       900         27,394
-------------------------------------------------------------------------------------------------------------------
Conectiv, Inc.                                                                                 5,400         90,788
-------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                              5,186        259,948
-------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp.                                                                          11,700        454,106
-------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                3,900        166,969
-------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co.                                                                  5,000        110,313
-------------------------------------------------------------------------------------------------------------------
Montana Power Co.                                                                              3,200        115,400
-------------------------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                                          3,700        172,050
-------------------------------------------------------------------------------------------------------------------
NICOR, Inc.                                                                                      700         22,750
-------------------------------------------------------------------------------------------------------------------
Peco Energy Co.                                                                                2,700         93,825
-------------------------------------------------------------------------------------------------------------------
Potomac Electric Power Co.                                                                     1,300         29,819
-------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                          1,600         55,700
-------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                                  7,000        105,000
-------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                           3,400         77,775
-------------------------------------------------------------------------------------------------------------------
Texas Utilities Co.                                                                            1,400         49,788
-------------------------------------------------------------------------------------------------------------------
Unicom Corp.                                                                                   1,500         50,250
-------------------------------------------------------------------------------------------------------------------
Western Resources, Inc.                                                                        3,900         66,300
                                                                                                         ----------
                                                                                                          2,069,888
                                                                                                         ----------
Total Common Stocks (Cost $8,456,190)                                                                     8,751,555

                                                                                              Units
===================================================================================================================
Rights, Warrants and Certificates--0.0%
-------------------------------------------------------------------------------------------------------------------
Abraxas Petroleum Corp. Wts., Exp. 11/1/04                                                     2,980            447
-------------------------------------------------------------------------------------------------------------------
Carrier1 International SAWts., Exp. 2/15/09(1)                                                    50            250
-------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08(1)                                                          300          2,400
-------------------------------------------------------------------------------------------------------------------
Primestar, Inc., Share ARP Rts., Exp. 5/30/00(1)                                                 390          1,953
                                                                                                         ----------
Total Rights, Warrants and Certificates (Cost $447)                                                           5,050


                     LifeSpan Diversified Income Portfolio                    11

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                           Principal     Market Value
                                                                                           Amount        Note 1
====================================================================================================================
Repurchase Agreements--15.2%
--------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 3%, dated
12/31/99, to be repurchased at $6,982,745 on 1/3/00, collateralized by
U.S. Treasury Nts., 7.25%, 8/15/04, with a value of $7,124,837
(Cost $6,981,000)                                                                          $6,981,000    $ 6,981,000
--------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $47,087,854)                                                   99.2%    45,679,692
--------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                   0.8        354,131
                                                                                           ----------    -----------
Net Assets                                                                                      100.0%   $46,033,823
                                                                                           ==========    ===========


1. Identifies issues considered to be illiquid or restricted--See Note 5 of Notes to Financial Statements.
2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
3. Represents the current interest rate for a variable or increasing rate security.
4. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $273,791 or 0.59% of the Fund's net assets as of December 31, 1999.
6. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
7. Issuer is in default.
8. Interest or dividend is paid-in-kind.
9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
10. Non-income producing security.

See accompanying Notes to Financial Statements.


12                   LifeSpan Diversified Income Portfolio

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 1999
--------------------------------------------------------------------------------


========================================================================================
Assets
Investments, at value (including repurchase agreement of $6,981,000)
(cost $47,087,854)--see accompanying statement                               $45,679,692
----------------------------------------------------------------------------------------
Cash                                                                               1,139
----------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                       574,167
Other                                                                              1,967
----------------------------------------------------------------------------------------
Total assets                                                                  46,256,965
========================================================================================
Liabilities
Payables and other liabilities:
Shares of capital stock redeemed                                                 201,101
Shareholder reports                                                               10,487
Directors' compensation                                                              223
Transfer and shareholder servicing agent fees                                        184
Other                                                                             11,147
                                                                             -----------
Total liabilities                                                                223,142
========================================================================================
Net Assets                                                                   $46,033,823
                                                                             ===========
========================================================================================
Composition of Net Assets
Par value of shares of capital stock                                         $    42,061
----------------------------------------------------------------------------------------
Additional paid-in capital                                                    44,713,178
----------------------------------------------------------------------------------------
Undistributed net investment income                                            2,536,271
----------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                         108,043
----------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                    (1,365,730)
                                                                             -----------
Net assets--applicable to 42,060,419 shares of capital
stock outstanding                                                            $46,033,823
                                                                             ===========
========================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share           $1.09

See accompanying Notes to Financial Statements.


                     LifeSpan Diversified Income Portfolio                    13

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 1999
--------------------------------------------------------------------------------


========================================================================================
Investment Income
Interest                                                                     $ 2,613,203
----------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $727)                             308,401
                                                                             -----------
Total income                                                                   2,921,604
========================================================================================
Expenses
Management fees                                                                  343,103
----------------------------------------------------------------------------------------
Accounting service fees                                                           15,000
----------------------------------------------------------------------------------------
Directors' compensation                                                            2,342
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                      2,103
----------------------------------------------------------------------------------------
Other                                                                             18,443
                                                                             -----------
Total expenses                                                                   380,991
Less expenses paid indirectly                                                     (1,971)
                                                                             -----------
Net expenses                                                                     379,020
========================================================================================
Net Investment Income                                                          2,542,584
========================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain on investments                                                 116,628
----------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments          (2,769,970)
                                                                             -----------
Net realized and unrealized loss                                              (2,653,342)
========================================================================================
Net Decrease in Net Assets Resulting from Operations                         $  (110,758)
                                                                             ===========

See accompanying Notes to Financial Statements.


14                   LifeSpan Diversified Income Portfolio

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                    Year Ended December 31,
                                                                    1999             1998
================================================================================================
Operations
Net investment income                                               $ 2,542,584      $ 2,160,036
------------------------------------------------------------------------------------------------
Net realized gain                                                       116,628          570,917
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                (2,769,970)        (928,198)
                                                                    -----------      -----------
Net increase (decrease) in net assets resulting from operations        (110,758)       1,802,755
================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                 (2,157,524)      (1,661,998)
------------------------------------------------------------------------------------------------
Distributions from net realized gain                                   (562,664)        (294,680)
================================================================================================
Capital Stock Transactions
Net increase in net assets resulting from
capital stock transactions                                            5,185,688        9,717,189
================================================================================================
Net Assets
Total increase                                                        2,354,742        9,563,266
------------------------------------------------------------------------------------------------
Beginning of period                                                  43,679,081       34,115,815
                                                                    -----------      -----------
End of period (including undistributed net investment
income of $2,536,271 and $2,150,194, respectively)                  $46,033,823      $43,679,081
                                                                    ===========      ===========


See accompanying Notes to Financial Statements.


                     LifeSpan Diversified Income Portfolio                    15

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


                                                      Year Ended December 31,
                                                      1999           1998           1997           1996(1)        1995(2)
=========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                    $1.17          $1.18          $1.10          $1.04          $1.00
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .06            .06            .06            .06            .02
Net realized and unrealized gain (loss)                  (.07)            --            .07            .01            .04
-------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations           (.01)           .06            .13            .07            .06
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.06)          (.06)          (.05)          (.01)          (.02)
Distributions from net realized gain                     (.01)          (.01)            --(3)          --             --
-------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.07)          (.07)          (.05)          (.01)          (.02)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $1.09          $1.17          $1.18          $1.10          $1.04
                                                        =====          =====          =====          =====          =====
=========================================================================================================================
Total Return, at Net Asset Value(4)                     (0.85)%         4.88%         12.51%          6.93%          5.69%
=========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)              $46,034        $43,679        $34,116        $25,274        $21,176
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $45,754        $38,422        $28,503        $22,854        $20,364(5)
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: (6)
Net investment income                                    5.56%          5.62%          5.88%          5.84%          5.11%
Expenses                                                 0.83%          0.84%(7)       0.86(7)        1.07%(7)       1.50%(7)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                                 22%            36%            34%            80%            41%


1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. For the period from September 1, 1995 (commencement of operations) to December 31, 1995.
3. Less than $0.005 per share.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
5. This information is not covered by the auditors' opinion.
6. Annualized for periods less than one full year.
7. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period December 31, 1999, were $13,563,254 and $8,486,475, respectively.

See accompanying Notes to Financial Statements.


16                   LifeSpan Diversified Income Portfolio

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies
LifeSpan Diversified Income Portfolio (the Fund) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek high current income, with opportunities for capital appreciation, by investing in a strategically allocated portfolio consisting primarily of bonds. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 1999, securities with an aggregate market value of $5,750, representing 0.01% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.


                     LifeSpan Diversified Income Portfolio                    17

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies  (continued)
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
         The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1999, amounts have been reclassified to reflect an increase in undistributed net investment income of $1,017. Accumulated net realized gain on investments was decreased by the same amount.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Capital Stock
The Fund has authorized 250 million shares of $0.001 par value of capital stock. Transactions in shares of capital stock were as follows:

                                                       Year Ended December 31, 1999              Year Ended December 31, 1998
                                                       -------------------------------           -----------------------------
                                                       Shares              Amount                Shares            Amount
------------------------------------------------------------------------------------------------------------------------------
Sold                                                    6,696,528          $ 7,490,719           8,117,360         $ 9,373,119
Dividends and/or distributions reinvested               2,495,585            2,720,188           1,701,459           1,956,678
Redeemed                                               (4,547,129)          (5,025,219)         (1,391,118)         (1,612,608)
                                                        ---------          -----------           ---------         -----------
Net increase                                            4,644,984          $ 5,185,688           8,427,701         $ 9,717,189
                                                        =========          ===========           =========         ===========


18                    LifeSpan Diversified Income Portfolio

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------


================================================================================
3. Unrealized Gains and Losses on Securities
As of December 31, 1999, net unrealized depreciation on securities of $1,408,162 was composed of gross appreciation of $1,486,284, and gross depreciation of $2,894,446.

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. The annual fees are 0.75% of the Fund's average daily net assets up to $250 million and 0.65% on net assets over $250 million. The Fund's management fee for the year ended December 31, 1999 was 0.75% of average annual net assets.
--------------------------------------------------------------------------------
Accounting Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.

================================================================================
5. Illiquid or Restricted Securities
As of December 31, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 1999 was $795,757, which represents 1.73% of the Fund's net assets.


                     LifeSpan Diversified Income Portfolio                    19

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------


================================================================================
To The Board of Directors and Shareholders of LifeSpan Diversified Income
Portfolio:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of LifeSpan Diversified Income Portfolio (which is a series of Panorama Series Fund, Inc.) as of December 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1999 and 1998 and the financial highlights for the period January 1, 1996 to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period September 1, 1995 to December 31, 1995 were audited by other auditors whose report dated February 15, 1996, expressed an unqualified opinion on this information.
         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
         In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of LifeSpan Diversified Income Portfolio as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Denver, Colorado
January 24, 2000


20                   LifeSpan Diversified Income Portfolio

--------------------------------------------------------------------------------
Federal Income Tax Information (Unaudited)
--------------------------------------------------------------------------------


================================================================================
In early 2000 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1999. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
         Distributions of $0.0701 per share were paid to shareholders on March 31, 1999, of which $0.0141 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).
         Dividends paid by the Fund during the fiscal year ended December 31, 1999 which are not designated as capital gain distributions should be multiplied by 9.80% to arrive at the net amount eligible for the corporate dividend-received deduction.
         The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                     LifeSpan Diversified Income Portfolio                    21

--------------------------------------------------------------------------------
LifeSpan Diversified Income Portfolio
--------------------------------------------------------------------------------
A Series of Panorama Series Fund, Inc.


=======================================================================================
Officers and Directors               James C. Swain, Director and Chairman of the Board
                                     Bridget A. Macaskill, President
                                     William H. Armstrong, Director
                                     Robert G. Avis, Director
                                     William A. Baker, Director
                                     Jon S. Fossel, Director
                                     Sam Freedman, Director
                                     Raymond J. Kalinowski, Director
                                     C. Howard Kast, Director
                                     Robert M. Kirchner, Director
                                     Ned M. Steel, Director
                                     Peter M. Antos, Vice President
                                     George Evans, Vice President
                                     Alan Gilston, Vice President
                                     John S. Kowalik, Vice President
                                     Stephen F. Libera, Vice President
                                     David P. Negri, Vice President
                                     Thomas P. Reedy, Vice President
                                     Michael C. Strathearn, Vice President
                                     Kenneth B. White, Vice President
                                     Arthur J. Zimmer, Vice President
                                     Andrew J. Donohue, Vice President and Secretary
                                     Brian W. Wixted, Treasurer
                                     Robert G. Zack, Assistant Secretary
                                     Robert J. Bishop, Assistant Treasurer
                                     Scott T. Farrar, Assistant Treasurer

=======================================================================================
Investment Advisor                   OppenheimerFunds, Inc.

=======================================================================================
Transfer Agent                       OppenheimerFunds Services

=======================================================================================
Custodian of Portfolio Securities    The Bank of New York

=======================================================================================
Independent Auditors                 Deloitte & Touche LLP

=======================================================================================
Legal Counsel                        Myer, Swanson, Adams & Wolf, P.C.

                                     This is a copy of a report to shareholders of
                                     LifeSpan Diversified Income Portfolio. This
                                     report must be preceded or accompanied by
                                     a Prospectus of LifeSpan Diversified Income
                                     Portfolio. For material information concerning
                                     the Funds, see the Prospectus.

                                     Shares of Oppenheimer funds are not deposits or
                                     obligations of any bank, are not guaranteed by
                                     any bank, are not insured by the FDIC or any
                                     other agency, and involve investment risks,
                                     including the possible loss of the principal
                                     amount invested.

22                      LifeSpan Diversified Income Portfolio